CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Shipping Revenues:
Pool revenues, including $14,423 and $13,824 received from companies accounted for by the equity method		$ 90,529		$ 78,769		$ 360,218		$ 180,813		$ 177,068
Time and bareboat charter revenues		120,373		107,942		437,298		392,669		370,689
Voyage charter revenues		32,854		46,831		166,990		383,952		468,239
Shipping revenues		243,756		233,542		964,506		957,434		1,015,996
Operating Expenses:
Voyage expenses		6,834		11,900		39,658		196,075		252,668
Vessel expenses		71,042		69,239		282,104		268,852		265,146
Charter hire expenses		31,057		31,898		128,677		152,016		206,873
Depreciation and amortization		43,083		37,119		157,813		151,758		176,276
General and administrative		17,349		19,282		79,169		83,716		97,663
Technical management transition costs				40		39		3,427
Severance and relocation costs				5				17,020		3,097
Goodwill and other intangibles impairment charge										16,214
Gain on disposal of vessels and other property		(157)		(1,073)		(4,251)		(10,532)		365,257
Total Operating Expenses		169,208		168,410		683,209		862,332		1,383,194
Income from vessel operations		74,548		65,132		281,297		95,102		(367,198)
Equity in Income of affiliated companies		11,605		12,412		49,329		41,355		40,894
Operating income		86,153		77,544		330,626		136,457		(326,304)
Other income		2,574		73		(26,171)		426		849
Income before interest expense, reorganization items and income taxes		88,727		77,617		304,455		136,883		(325,455)
Interest expense		(22,659)		(28,569)		(113,335)		(232,491)		(350)
Income before reorganization items and income taxes		66,068		49,048		191,120		(95,608)		(325,805)
Reorganization items, net		17,910		(3,487)		(8,052)		(171,473)		(327,170)
Income before income taxes		83,978		45,561		183,068		(267,081)		(652,975)
Income tax provision		(33,239)		(2,660)	[1]	100,892		114,808		14,745
Net Income		$ 50,739		$ 42,901		$ 283,960		$ (152,273)		$ (638,230)
Per Share Amounts:
Cash dividends declared		$ 0.48
Common Class A [Member]
Weighted Average Number of Common Shares Outstanding:
Weighted average common shares outstanding, basic		94,737,606	[2]	95,572,409	[2]	95,584,559	[3]	39,013,720
Weighted average common shares outstanding, diluted		94,741,780	[4]	95,575,191	[4]	95,629,090	[5]	39,013,720
Basic and Diluted (in shares)	[6]							39,013,720
Per Share Amounts:
Basic and Diluted net income (in dollars per share)		$ 0.53		$ 0.44
Common Class B [Member]
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted (in shares)		1,319,970	[7]	1,320,824	[7]	1,320,337	[8],[9]	18,675,839	[8],[9]
Per Share Amounts:
Basic and Diluted net income (in dollars per share)		$ 0.55		$ 0.44
Common Stock [Member]
Per Share Amounts:
Basic and Diluted net income (in dollars per share)										$ (20.94)
Common Class A and Class B [Member]
Per Share Amounts:
Basic and Diluted net income (in dollars per share)				$ 0.44	[10],[11]	$ 2.93		$ (2.64)
Common Class B And Common Stock [Member]
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted (in shares)						1,320,337		18,675,839		30,482,818
Parent Company [Member]
Operating Expenses:
General and administrative						$ 935		$ 9,435		$ 7,096
Total Operating Expenses						935		9,435		7,096
Equity in Income of affiliated companies						250,929		50,741		(585,355)
Operating income						249,994		41,306		(592,451)
Other income						(26,511)		1,511		2,519
Income before interest expense, reorganization items and income taxes						223,483		42,817		(589,932)
Interest expense						(32,669)		(160,461)
Income before reorganization items and income taxes						190,814		(117,644)		(589,932)
Reorganization items, net						(7,888)		(150,189)		(68,315)
Income before income taxes						182,926		(267,833)		(658,247)
Income tax provision						101,034		115,560		20,017
Net Income						$ 283,960		$ (152,273)		$ (638,230)

[1]	As discussed in Note 13, "Taxes," the Company recorded income tax benefits of $120,737 in the third quarter due to a benefit of $150,073 as a result of the Pre-Filing Agreement with the IRS, offset by a tax expense of $30,997 attributable to the excess of the Company's investment in OIN for financial reporting purposes over the tax basis of such investment as of September 30, 2015.
[2]	The basic weighted average common shares outstanding for Class A common stock for the three month periods ended March 31, 2016 and 2015 were calculated using the Class A common stock outstanding and the Class A warrants outstanding for the three month periods ended March 31, 2016 and 2015, respectively. As of March 31, 2016, there were 62,255,585 shares of Class A common stock outstanding and 29,683,281 Class A warrants outstanding. As of March 31, 2015, there were 58,050,525 shares of Class A common stock outstanding and 38,526,743 Class A warrants outstanding.
[3]	The basic weighted average common shares outstanding for Class A common stock for the year ended December 31, 2015 were calculated using the Class A common stock outstanding and the Class A warrants outstanding for the year ended December 31, 2015. As of December 31, 2015 there were 60,784,715 shares of Class A common stock outstanding and 34,693,734 Class A warrants outstanding.
[4]	The diluted weighted average common shares outstanding for Class A common stock for the quarters ended March 31, 2016 and 2015 were calculated using the dilutive securities, the Class A common stock outstanding and the Class A warrants outstanding for the three month periods ended March 31, 2016 and 2015.
[5]	The dilutive weighted average common shares outstanding for Class A common stock for the year ended December 31, 2015 was calculated using the Class A common stock outstanding and Class A warrants outstanding for that year and the dilutive securities for such year.
[6]	The weighted average common shares outstanding for Class A common stock basic and diluted was calculated using no Class A common stock and no Class A warrants outstanding for the period January 1, 2014 through August 4, 2014. 57,042,382 Class A common stock and 38,528,129 Class A Warrants were used in calculating the weighted average common shares outstanding for the period August 5, 2014 through December 31, 2014.
[7]	The basic and diluted weighted average common shares outstanding for Class B common stock for the three month periods ended March 31, 2016 and 2015 were calculated using Class B common stock outstanding and Class B warrants outstanding for the three month periods ended March 31, 2016 and 2015, respectively. As of March 31, 2016 there were 1,240,080 shares of Class B common stock outstanding and 79,890 Class B warrants outstanding. As of March 31, 2015 there were 951,975 shares of Class B common stock outstanding and 368,701 Class B warrants outstanding.
[8]	The basic and diluted weighted average common shares outstanding for Class B common stock for the year ended December 31, 2015 were calculated using Class B common stock outstanding and Class B warrants outstanding for the year ended December 31, 2015. As of December 31, 2015 there were 1,232,247 shares of Class B common stock outstanding and 87,723 Class B warrants outstanding.
[9]	The weighted average common shares outstanding for Class B common stock basic and diluted was calculated using the common shares outstanding for the year ended December 31, 2013 and for the period January 1, 2014 through August 4, 2014 and Class B common stock outstanding and Class B warrants outstanding for the period August 5, 2014 through December 31, 2014. As of December 31, 2014 there are 484,692 Class B warrants outstanding.
[10]	The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended March 31, 2015, June 30, 2015 and September 30, 2015 have been revised from that previously reported in the Quarterly Reports on Form 10-Q for the respective periods to reflect the effect of a stock dividend that was approved by the Board in the fourth quarter of 2015.The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015 have been recast from those previously reported in the Annual Report on Form 10-K for 2015 to reflect the effect of the reverse stock split approved by the Board in June 2016.
[11]	The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015 have been recast from those previously reported in the Annual Report on Form 10-K for 2015 to reflect the effect of the reverse stock split approved by the Board in June 2016.